Note 14 - Revenue - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Net sales	$ 547,542	$ 285,235
Coil [Member]
Net sales	61,901	54,797
Coil [Member] | Prime Coil [Member]
Net sales	479,316	219,483
Coil [Member] | Secondary Coil [Member]
Net sales	3,574	9,597
Coil [Member] | Customer Owned [Member]
Net sales	2,751	1,358
Tubular [Member] | Manufactured Pipe [Member]
Net sales	61,451	44,485
Tubular [Member] | Mill Reject Pipe [Member]
Net sales	$ 450	$ 10,312